CSMC 2022-NQM1 Trust ABS-15G

Exhibit 99.48

Exception Level

Run Date - XX/XX/XXXX

Recovco Loan ID	Loan # 1	Loan # 2	Exception Category	Exception Sub-Category	Exception Status	Exception Grade	Loan Exception ID	Exception	Exception Detail	Exception Information	Compensating Factors	Seller Comments	Reviewer Comments
ZIJCGL4G3DJ	XXXXX	XXXXXXX	Compliance	Disclosures	Resolved	Resolved	ZIJCGL4G3DJ-OMJP9SOP	Missing TRID RESPA Disclosures	* Missing TRID RESPA Disclosures (Lvl R)	There is no clear evidence of an initial application date in the file. The earliest 1003 in the file was prepared XX/XX/XXXX; however, the file contains documents dated prior to this date. Auditor is unable to determine the true initial application date and therefore, can't determine if the following were disclosed within 3 business days from the application date (where applicable): Initial LE, Service Provider List, ARM Loan Program Disclosure, CHARM Booklet, Home Loan Toolkit, Homeownership Counseling Disclosure. The defect can be resolved by providing the initial application date.		Application datd XX/XX/XXXX was received.	XX/XX/XXXX***Cleared***The documentation provided is sufficient to resolve the finding.
ZIJCGL4G3DJ	XXXXX	XXXXXXX	Compliance	Compliance	Resolved	Resolved	ZIJCGL4G3DJ-MJ8JCGR2	Missing TRID RESPA Disclosures	* Missing TRID RESPA Disclosures (Lvl R)	The initial disclosures provided in the loan file were electronically signed and evidence of E-consent is missing. Per regulation, the consumers must consent to receiving documents electronically. The defect can be resolved by providing the consumer's consent.		E-consent (XX/XX/XXXX) disclosure was received.	XX/XX/XXXX***Cleared***The documentation provided is sufficient to resolve the finding.
ZIJCGL4G3DJ	XXXXX	XXXXXXX	Compliance	Doc Issue	Resolved	Resolved	ZIJCGL4G3DJ-EOCDDTAJ	ROR funding date before end of required rescission	* ROR funding date before end of required rescission period (Lvl R)	The loan failed the Right of Rescission test. The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. Consummation took place on XX/XX/XXXX and per the last revised CD/PCCD issued on XX/XX/XXXX, the loan disbursed on XX/XX/XXXX. Loan could not disburse until after the end of the rescission period; rescission ended on XX/XX/XXXX. The defect can be cured by providing the true funding date.		PCCD issued XX/XX/XXXX was received	XX/XX/XXXX***Cleared***The documentation provided is sufficient to resolve the finding.
ZIJCGL4G3DJ	XXXXX	XXXXXXX	Compliance	Compliance	Active	2: Acceptable with Warnings	ZIJCGL4G3DJ-GWM0NAOS	ComplianceEase TRID Tolerance Test Failed #2	* ComplianceEase TRID Tolerance Test Failed #2 (Lvl 2)	The loan is an HPML and it meets the Escrow and Appraisal Requirements.
P23BPYYH2YJ	XXXXX	XXXXXXX	Valuation	ValuationWaterfall	Resolved	Resolved	P23BPYYH2YJ-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Missing Third Party Valuation to support the aprpaisal.			Exception Resolved. Desk Review provide to support the value
P23BPYYH2YJ	XXXXX	XXXXXXX	Credit	Doc Issue	Resolved	Resolved	P23BPYYH2YJ-BAXAUT3E	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	The file does not include a copy of the title commitment reflecting the minimum required amount of lender coverage for the subject transaction. A copy of this required document must be uploaded to the file.			XX/XX/XXXX: Exception resolved. Title insurance provided
KB5YCX4ILYV	XXXXX	XXXXXXX	Credit	Doc Issue	Resolved	Resolved	KB5YCX4ILYV-BAXAUT3E	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	The title report in the file reflects the insured amount as $XXX However, the Note is amount is $XXX			XX/XX/XXXX: Cleared. Documents requested received.
KB5YCX4ILYV	XXXXX	XXXXXXX	Compliance	Disclosures	Resolved	Resolved	KB5YCX4ILYV-OMJP9SOP	Missing TRID RESPA Disclosures	* Missing TRID RESPA Disclosures (Lvl R)	The initial disclosures provided in the loan file were electronically signed and evidence of E-consent is missing. Per regulation, the consumers must consent to receiving documents electronically. The defect can be resolved by providing the consumer's consent.		XX/XX/XXXX eConsent provided.	XX/XX/XXXX cleared. eConsent provided.
KB5YCX4ILYV	XXXXX	XXXXXXX	Compliance	Doc Issue	Resolved	Resolved	KB5YCX4ILYV-EOCDDTAJ	ROR funding date before end of required rescission	* ROR funding date before end of required rescission period (Lvl R)	The loan failed the Right of Rescission test. The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. Consummation took place on XX/XX/XXXX and per the last revised CD/PCCD issued on XX/XX/XXXX, the loan disbursed on XX/XX/XXXX. Loan could not disburse until after the end of the rescission period; rescission ended on XX/XX/XXXX. The defect can be cured by providing the true funding date.		XX/XX/XXXX updated funding date provided.	XX/XX/XXXX cleared. Updated funding date provided.
XQI4H3AOY4V	XXXXX	XXXXXXX	Compliance	Compliance	Resolved	Resolved	XQI4H3AOY4V-AJUUGN04	ComplianceEase TRID Tolerance Test Failed	* ComplianceEase TRID Tolerance Test Failed (Lvl R)	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the Points Fee on- XX/XX/XXXX LE disclosure and Appraisal Fee on XX/XX/XXXX LE disclosure was not accepted. Although the change appears to be valid, because a COC was not provided, auditor is unable to determine if the revised disclosure was provided within 3 business days of the change. A cost to cure in the amount of $ $XXX is required. The defect can be cured by reimbursing the consumer or by providing a date for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).		COC was received
XQI4H3AOY4V	XXXXX	XXXXXXX	Compliance	Compliance	Resolved	Resolved	XQI4H3AOY4V-GWM0NAOS	ComplianceEase TRID Tolerance Test Failed #2	* ComplianceEase TRID Tolerance Test Failed #2 (Lvl R)	This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) ) The decrease to lender credits on the disclosure issued on XX/XX/XXXX was not accepted. Although the decrease is valid, because a COC was not provided, auditor is unable to determine if the revised CD was disclosed within 3 business days of the decrease. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or by providing the date of the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).		COC was received	XX/XX/XXXX***Cleared***The documentation provided is sufficient to resolve the finding.
XQI4H3AOY4V	XXXXX	XXXXXXX	Compliance	Compliance	Resolved	Resolved	XQI4H3AOY4V-MJ8JCGR2	Missing TRID RESPA Disclosures	* Missing TRID RESPA Disclosures (Lvl R)	The initial disclosures provided in the loan file were electronically signed and evidence of E-consent is missing. Per regulation, the consumers must consent to receiving documents electronically. The defect can be resolved by providing the consumer's consent.		E-Consent was received	XX/XX/XXXX***Cleared***The documentation provided is sufficient to resolve the finding.
XQI4H3AOY4V	XXXXX	XXXXXXX	Credit	Doc Issue	Resolved	Resolved	XQI4H3AOY4V-UMCXIDRC	Missing Title evidence	* Missing Title evidence (Lvl R)	Complete title evidence is missing from the file.			XX/XX/XXXX: Cleared. Document requested received.
XQI4H3AOY4V	XXXXX	XXXXXXX	Compliance	Disclosures	Resolved	Resolved	XQI4H3AOY4V-OMJP9SOP	Missing TRID RESPA Disclosures	* Missing TRID RESPA Disclosures (Lvl R)	There is no date evident on the 1003. Although the earliest 1003 may be signed and dated by the consumer(s), the prepared date is not provided and therefore, auditor is not able to determine the initial application date. Without this date, we cannot determine whether or not early disclosures, including the LE, were provided within 3-business days of the application. The defect can be resolved by providing the initial application date.		Application date was received	XX/XX/XXXX***Cleared***The documentation provided is sufficient to resolve the finding.
XQI4H3AOY4V	XXXXX	XXXXXXX	Credit	Credit	Resolved	Resolved	XQI4H3AOY4V-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	Missing complete PITIA documentation for the primary residence.			XX/XX/XXXX Cleared. Documents requested received
1SRQ5JMQLE4	XXXXX	XXXXXXX	Credit	Doc Issue	Resolved	Resolved	1SRQ5JMQLE4-11COLQ63	Note is missing or unexecuted	* Note is missing or unexecuted (Lvl R)	The Note is missing. The defect can be resolved by providing the executed missing document.			XX/XX/XXXX Cleared. Documents requested received.
1SRQ5JMQLE4	XXXXX	XXXXXXX	Compliance	Disclosures	Resolved	Resolved	1SRQ5JMQLE4-OMJP9SOP	Missing TRID RESPA Disclosures	* Missing TRID RESPA Disclosures (Lvl R)	The initial disclosures provided in the loan file were electronically signed and evidence of E-consent is missing. Per regulation, the consumers must consent to receiving documents electronically. The defect can be resolved by providing the consumer's consent.		E-consent disclosure was received.	XX/XX/XXXX Cleared. The documentation provided is sufficient to resolve the finding.
KZBYFIA4MAG	XXXXX	XXXXXXX	Compliance	Disclosures	Resolved	Resolved	KZBYFIA4MAG-OMJP9SOP	Missing TRID RESPA Disclosures	* Missing TRID RESPA Disclosures (Lvl R)	The initial disclosures provided in the loan file were electronically signed and evidence of E-consent is missing. Per regulation, the consumers must consent to receiving documents electronically. The defect can be resolved by providing the consumer's consent.		XX/XX/XXXX E-consent was provided	XX/XX/XXXX Cleared. The documentation provided is sufficient to resolve the finding.
KZBYFIA4MAG	XXXXX	XXXXXXX	Compliance	Compliance	Resolved	Resolved	KZBYFIA4MAG-DADZZYZO	Missing evidence of TRID Disclosure Delivery	* Missing evidence of TRID Disclosure Delivery (Lvl R)	This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued XX/XX/XXXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, the E-consent is required as well.		XX/XX/XXXX CD issued XX/XX/XXXX was provided	XX/XX/XXXX Cleared. The documentation provided is sufficient to resolve the finding.